Centre American Select Equity Fund
SUMMARY OF CENTRE AMERICAN SELECT EQUITY FUND
INVESTMENT OBJECTIVE
The Centre American Select Equity Fund (the “Fund”) seeks long-term growth of capital.
FEES AND EXPENSES OF THE FUND
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Centre American Select Equity Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price	none	none
Redemption Fee (as a percentage of amount redeemed; charged upon any redemption of shares within 90 days of the issuance of such shares)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Centre American Select Equity Fund		Investor Class	Institutional Class
Management Fees	[1]	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[2]	0.53%	0.53%
Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements)		1.53%	1.28%
Fee Waiver and/or Expense Reimbursement	[3]	(0.48%)	(0.33%)
Total Annual Fund Operating Expenses (after fee waiver and/or expense reimbursements)		1.05%	0.95%
[1]	Under the investment advisory agreement, the Fund pays to the Adviser an investment advisory fee (accrued daily and payable monthly) at an annual rate of 0.75% of the Fund's average daily net assets for the first $1 billion and 0.70% of the Fund's average daily net assets thereafter.
[2]	Other Expenses for Institutional Class shares are estimated amounts for the current fiscal year.
[3]	The investment adviser to the Fund, Centre Asset Management, LLC (the "Adviser" or "Centre"), has entered into a written expense limitation agreement (the "Expense Limitation Agreement"), under which it has agreed to reduce its advisory fees and/or reimburse other expenses of the Fund for a period of two years from January 11, 2013, to the extent necessary to limit the current operating expenses of each class of shares of the Fund (including (but not limited to) investment advisory fees of the Adviser and distribution/service (Rule 12b-1) fees, but excluding interest, taxes, litigation, brokerage and extraordinary expenses) incurred by the Fund in the fiscal year, to an annual rate of 1.05% of the average daily net assets of the Investor Class shares and 0.95% of the average daily net assets of the Institutional Class shares. To the extent the Fund incurs any interest, taxes, litigation, brokerage or extraordinary expenses, and such expenses are included in the calculation of Total Annual Fund Operating Expenses, the Fund's Total Annual Fund Operating Expenses (before fee waiver and/or expense reimbursements) would be higher. The Expense Limitation Agreement may not be terminated and will remain in place through the end of the two-year period beginning after January 11, 2013. The Adviser may recoup any waived or reimbursed amount pursuant to the agreement in the first, second and third fiscal years following the fiscal year in which any such reimbursement or waiver occurs, if the total annual operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the expense limitation in effect at the time the waiver or reimbursement is made (or any lower expense limitation or limitations to which the parties may otherwise agree).

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the Expense Limitation Agreement may not remain in effect after January 11, 2015. If the Expense Limitation Agreement is not renewed, the Fund’s expenses will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Centre American Select Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	107	436	788	1,781
Institutional Class	97	373	670	1,515

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2013, the Fund’s portfolio turnover rate was 175% of the average value of its portfolio. During the prior fiscal year ended September 30, 2012, the Fund’s portfolio turnover rate was 67%.
PRINCIPAL INVESTMENT STRATEGIES
The Fund is a diversified fund that normally invests at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of large capitalization U.S. companies. U.S. companies, for this purpose, will consist of those companies that: (i) are incorporated in the U.S.; and (ii) list their common stock on, and principally trade on, the New York Stock Exchange (“NYSE”) (including NYSE Arca and NYSE Amex), the NASDAQ Global Select Market, the NASDAQ Select Market, or the NASDAQ Capital Market. The 80% portion of the Fund’s portfolio will consist of investments in U.S. companies that are members of the S&P 500 Index or possess similar market capitalization (greater than $3.0 billion) and trading volume attributes. The remaining 20% of the Fund’s net assets, plus borrowings for investment purposes, may include small-cap and mid-cap companies with market capitalizations of less than $3.0 billion, preferred stock, exchange-traded funds (“ETFs”), and other securities noted below.

In selecting investments for the Fund, the Adviser utilizes a “bottom-up” fundamental stock selection process that the Adviser believes yields a more accurate picture of a company’s intrinsic value. The Adviser analyzes a variety of factors when selecting investments for the Fund such as, a company’s operations, risk profile, growth expectations and valuation of its securities. The Adviser utilizes a disciplined, Economic Value Added (EVA) (EVA® is a registered service mark of EVA Dimensions LLC) framework to select investments. The framework focuses on the fundamentals of wealth creation and wealth destruction similar to the way a traditional, long-term focused corporate financier looking at all aspects of the business would assess a company’s value. In the shorter-term, markets often undervalue or overvalue a company’s ability to create or destroy wealth. The framework seeks to identify and exploit these investment opportunities. The approach is designed to capture excess returns when the market price of a stock converges toward the Adviser’s target price.

In determining whether a particular company or security may be a suitable investment for the Fund, the Adviser may focus on any number of different attributes that may include, without limitation: the company’s ability to generate favorable returns in light of current growth prospects, market position and expertise, brand value, pricing power, measures of financial strength (e.g., strong balance sheet), profit margin changes, return on capital improvement, sustainability of revenue growth, ability to generate cash flow, strong management, commitment to shareholders’ interests, dividends or current income, market share gains, innovation and reinvestment, corporate governance and other indications that a company or a security may be an attractive investment. Lastly, the Adviser integrates security selection with appropriate stock position sizing (determining the appropriate percentage of the Fund’s assets to commit to a particular investment) in order to maximize return relative to risk.

The Fund’s portfolio may consist of common stocks, preferred stocks, cash and certain derivative products and investment company securities. The Fund’s common stock investments may consist of exchange-listed equities from companies across various industry sectors and market capitalizations. The Fund may invest in preferred stocks when the attributes of a particular company’s preferred stock is superior, in terms of total return (dividends plus capital appreciation), to the common shares of the same company. The Fund will generally maintain a fully-invested posture. As such, cash will be held to a minimum. Further, while the Fund will generally hold less than 2% of its portfolio in cash, significant client inflows may temporarily increase cash positions. The Fund may also invest in REIT securities of a diversified nature (both commercial and residential) if the issuers are members of the S&P 500 Index or possess similar market capitalization characteristics (greater than $3.0 billion) and trading volume attributes. REITs are collective investment vehicles which are designed to invest in real estate.

The Fund may also purchase or sell exchange-traded derivative products, such as exchange-traded futures and options (especially futures and options on the S&P 500 Index), for temporary cash management or investment transition purposes. For example, the Adviser might invest in S&P 500 Index futures to increase the Fund’s overall market exposure following cash inflows from new investments in the Fund. The Fund may also utilize exchange-traded futures and options to hedge the risks of existing stock positions in the Fund’s portfolio or overall capital protection. The notional value of the Fund’s aggregate investments in futures and other derivatives will be limited so as not exceed the net asset value of the Fund, after taking into account existing stock investments. To the extent that the Fund uses derivatives, it intends to segregate assets or otherwise cover such positions in accordance with applicable law and guidance of the staff of the Securities and Exchange Commission (the “SEC”). The Fund will not use derivatives explicitly to obtain leverage for the Fund but, derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of the Fund for future payments or liabilities that are larger than the initial margin or premiums required to establish such positions. The Fund may invest in other investment companies including closed-end funds and ETFs, although these investments will be limited to no more than 10% of the Fund’s net assets.

The Adviser may sell or reduce the Fund’s position in a security when the facts or analysis surrounding the reason to originally put the security in the Fund’s portfolio have changed. The Fund may engage in frequent or active trading depending on market conditions, resulting in a high portfolio turnover rate. A high portfolio turnover rate may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund. Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Common Stock Risk. The value of common stocks held by the Fund might decrease in response to the activities of a single company or in response to general market or economic conditions. If this occurs, the value of the Fund may also decrease.

Market Risk. Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Risks of Investing in Undervalued Securities. Undervalued securities are, by definition, out of favor with investors, and there is no way to predict when, if ever, the securities may return to favor.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors. The sectors in which the Fund may more heavily invest will vary.

Portfolio Turnover Risk. The Adviser will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so. Tax consequences are considered; however, the decision to sell a security is first and foremost an investment-driven one. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Investment Adviser Risk. The Adviser’s implementation of the Fund’s strategy may fail to produce the intended results. The Adviser’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

Recent Market and Regulatory Events. In response to recent instability in U.S. and foreign economic and credit markets, the U.S. Government, foreign governments and certain domestic and foreign banks have taken steps designed to stabilize credit markets, increase consumer confidence and spur economic growth, including by injecting liquidity into the markets. The effect of these efforts is not yet known. Withdrawal of this support, or other policy changes by governments or central banks, could negatively affect the value and liquidity of certain securities. Adverse financial market conditions have resulted in calls for increased regulation and the need for many financial institutions to seek government assistance. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”), was enacted, for example, in the United States, reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, a reorganization of federal financial regulators; new rules for trading in derivatives; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Securities in which the Fund invests, or the issuers of such securities, may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional legislation or regulation is still unknown.

General Uncertainty Concerning Future Regulatory Changes. Regulatory changes may be imposed on the financial markets that could significantly restrict or affect the Adviser’s ability to access financial markets. Any such regulations may impair the liquidity of the investments made by the Fund.
PERFORMANCE INFORMATION
The following performance information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The following information shows the performance of Investor Class shares only, since the Investor Class has the longest period of annual returns. Institutional Class shares have not commenced operations as of the date of this Prospectus, and performance information will not be available until Institutional Class shares have been in operation for a calendar year. The performance of the Institutional Class shares will differ from the performance shown because the Institutional Class shares have different expenses than the Investor Class shares.
The bar chart depicts the change in performance from year to year during the periods indicated. The table compares the Fund’s average annual total returns for the periods indicated to a broad-based securities market index. The index is not actively managed and not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (both before and after taxes) is not necessarily an indicator of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.centrefunds.com or by calling 1-855-298-4236.
Annual Total Returns for the Last 2 Calendar Years – Investor Class Shares

The Fund’s calendar year-to-date return as of December 31, 2012 and December 31, 2013 was 13.23% and 26.42%, respectively.

Annual Total Returns (Years Ended December 31) - Investor Class Shares

Best Quarter:	1st Quarter, 2012	+13.79%
Worst Quarter:	2nd Quarter, 2012	-3.55%

Average Annual Total Returns – Investor Class Shares (for the periods ended December 31, 2013)
Average Annual Total Returns Centre American Select Equity Fund		1 Year	Since Inception	Inception Date
Investor Class Shares	[1]	26.42%	20.23%	Dec. 21, 2011
Investor Class Shares Return After Taxes on Distributions	[1]	26.18%	15.55%	Dec. 21, 2011
Investor Class Shares Return After Taxes on Distributions and Sale of Fund Shares	[1]	15.14%	13.79%	Dec. 21, 2011
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	[2]	32.39%	24.28%	Dec. 21, 2011
[1]	After-tax returns are shown for Investor Class shares only and will vary for Institutional Class shares, which have a different expense ratio.
[2]	The S&P 500 Index is an index of 500 stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500 is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe.

After tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table below. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or an IRAs. If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.